Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt.
Schedule of long-term debt

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2025	2024
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$238,343	$263,438
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	151,321	186,792
$60 million Hilda loan facility	Hilda Knutsen	48,750	56,250
$192.1 million loan facility	Tove Knutsen and Synnøve Knutsen	—	144,597
$69 million Tuva loan facility	Tuva Knutsen	62,568	67,744
$73 million Live loan facility	Live Knutsen	69,658	—
$71 million Synnøve loan facility	Synnøve Knutsen	71,076	—
$70 million Daqing loan facility	Daqing Knutsen	68,130	—
$25 million revolving credit facility with NTT		2,000	1,500
$25 million revolving credit facility with SBI Shinsei		—	25,000
Raquel Sale & Leaseback	Raquel Knutsen	68,010	73,653
Torill Sale & Leaseback	Torill Knutsen	81,921	90,679
Tove Sale & Leaseback	Tove Knutsen	97,856	—
Total long-term debt		$959,633	$909,653
Less: current installments		383,146	258,739
Less: unamortized deferred loan issuance costs		2,020	2,080
Current portion of long-term debt		381,126	256,659
Amounts due after one year		576,487	650,914
Less: unamortized deferred loan issuance costs		2,513	2,839
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$573,974	$648,075

Schedule of partnership's outstanding debt repayable

The Partnership’s outstanding debt of $959.6 million as of December 31, 2025 is repayable as follows:

	Sale &	Period	Balloon
(U.S. Dollars in thousands)	Leaseback	repayment	repayment	Total
2026	$20,258	$78,685	$284,203	$383,146
2027	21,246	38,613	156,679	216,538
2028	22,345	17,979	78,824	119,148
2029	23,373	4,738	—	28,111
2030	24,515	4,738	47,387	76,640
2031 and thereafter	136,050	—	—	136,050
Total	$247,787	$144,753	$567,093	$959,633